FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	$ 6	$ 6	$ 7
Impact of 10% increase on net income (loss)	(6)	(6)	(7)
Impact of 10% decrease on partnership capital	28	66
Impact of 10% increase on partnership capital	(28)	(66)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	4	1	(1)
Impact of 10% increase on net income (loss)	(4)	(1)	1
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	6	8	8
Impact of 10% increase on net income (loss)	(6)	(8)	(8)
Impact of 10% decrease on partnership capital	103	108
Impact of 10% increase on partnership capital	(103)	(108)
COP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	1	1	1
Impact of 10% increase on net income (loss)	(1)	(1)	(1)
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	21	20	17
Impact of 10% increase on net income (loss)	(21)	(20)	(17)
Impact of 10% decrease on partnership capital	69	134
Impact of 10% increase on partnership capital	(69)	(134)
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	1	4	21
Impact of 10% increase on net income (loss)	(1)	(4)	(21)
INR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	(3)	1	0
Impact of 10% increase on net income (loss)	3	(1)	$ 0
PEN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on partnership capital	12	12
Impact of 10% increase on partnership capital	$ (12)	$ (12)